Income Taxes Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Deferred Tax Assets, Federal NOL Carryforwards, Domestic		$ 73,240	$ 74,679
Deferred Tax Assets, State NOL Carryforwards		7,683	7,072
Deferred Tax Assets, Interest Rate Swaps		55,632	14,377
Deferred Tax Assets, Credit and Other Reserves		38,397	25,565
Deferred Tax Assets, Loans and Leases Receivable, Allowance		29,356	34,061
Deferred Tax Assets, Purchase Accounting		24,793	58,664
Deferred Tax Assets, FDIC Clawback Liability		16,360	13,745
Deferred Tax Assets, Nonaccrual Interest on Loans		10,307	8,150
Deferred Tax Assets, Unrealized Losses on Available-for-Sale Securities, Gross		9,831
Deferred Tax Asset, Security and Loan Valuations		6,874	11,955
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost		5,800	4,559
Deferred Tax Assets, Other		8,330	8,882
Deferred Tax Assets, Gross		286,603	261,709
Deferred Tax Assets, Valuation Allowance		(3,904)	(3,893)
Deferred Tax Assets, Net of Valuation Allowance		282,699	257,816
Deferred Tax Liabilities, Leasing Arrangements		58,969	34,833
Deferred Tax Liabilities, Mortgage Servicing Rights		47,809	53,009
Deferred Tax Liabilities, Property, Plant and Equipment		5,169	3,428
Deferred Tax Liabilities, Tax Deferred Income		4,465	5,403
Deferred Tax Liabilities, Purchase Accounting		2,777	6,626
Deferred Tax Liabilities, Unrealized Gains on Trading Securities			11,365
Deferred Tax Liabilities, Other		11,876	9,827
Deferred Tax Liabilities, Gross		131,065	124,491
Deferred income taxes, net	$ 163,561	$ 151,634	$ 133,325